AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Amount	General Obligation Bonds (56.3%)	Ratings Moody’s, S&P and Fitch	Value	(a)

	City & County (5.0%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,594,687

	Canby, Oregon
1,060,000	5.000%, 06/01/27	Aa3/NR/NR	1,100,354
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa3/NR/NR	1,498,067

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,213,724

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,326,580

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,747,318

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	623,346

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,789,415

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,185,524
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,401,856

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,478,256

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,837,060

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,971,247
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	2,033,532
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,094,181

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,647,437

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,461,480

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	800,253

	Total City & County		32,804,317

	Community College (3.9%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,115,510

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,854,385
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,200,180
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,179,981

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,350,640

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,698,659

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,069,070

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,005,508
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,993,583

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,835,567

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,316,740
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,238,960

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,928,858

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,611,871
	Total Community College		25,399,512

	Higher Education (0.9%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,186,210
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,125,226

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,254,310
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,245,140

	Total Higher Education		5,810,886

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,499,661
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,298,203
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,220,870
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,463,508

	Total Hospital		5,482,242

	School District (31.3%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,886,909
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,418,015
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,764,915
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	4,076,023
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,979,440
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,418,021
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,760,458
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,746,430

	Clackamas County, Oregon School District #62 (Oregon City)
560,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	652,327
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,700,000

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,961,910
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,209,623

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,262,055
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,694,490
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,352,283
1,000,000	5.000%, 06/15/33	Aa1/NR/NR	1,348,440

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,434,618
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,602,111

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,112,077
1,000,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,318,610
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,456,881

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,277,990

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,245,040

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,334,229

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,604,280
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,089,003

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	996,551
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,569,490
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,877,560
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,800,162

	Deschutes County, Oregon School District #6 (Sisters)
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,079,183

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,308
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,007,565

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,275,640

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,636,471
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,780,040

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,825,388
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,717,334

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,540,053

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,419,325

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,169,618
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,049,158
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	3,040,505
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,377,089

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,214,450
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,102,352

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	766,137

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,143,368

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,446,124

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	976,290

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,574,548
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,716,475

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,431,083

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,547,050
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	7,194,324
1,000,000	zero coupon, 06/15/33 Series 2020B†††	Aa1/AA+/NR	1,285,020

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,616,658

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,904,267
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,819,215
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,210,404

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,167,808

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,635,855

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	2,076,625
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,494,177
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,204,700

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,718,146

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,671,576

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,868,480

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,211,730

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,927,965
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,995,752

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	3,067,914
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,338,400
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,328,580

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,570,036
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,633,220

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,640,854
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,960,862
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,678,286
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	2,184,123
2,175,000	4.000%, 06/15/33	Aa1/NR/NR	2,695,652

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,377,947
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,415,275
900,000	5.000%, 06/15/34	NR/AA+/NR	1,171,548

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,471,142
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,165,980
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,163,450

	Total School Districts		204,731,466

	Special District (3.7%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,553,180

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,216,574
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,190,439

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,256,920
1,100,000	5.000%, 06/01/32 Series 2020 A (Green Bond)	Aaa/AAA/NR	1,501,082

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,957,386
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,576,209
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,367,601

	Total Special District		24,619,391

	State (9.1%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	881,220
600,000	5.000%, 05/01/31 Series 2018A	Aa1/AA+/AA+	780,186

	State of Oregon Article XI-F(1) University Project
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,591,488

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,416,082

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	613,475
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,222,450
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,220,760

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,235,050

	State of Oregon Article XI-M and XI-N Seismic Projects
1,200,000	5.000%, 06/01/31 Series E	Aa1/AA+/AA+	1,645,248
1,180,000	5.000%, 06/01/32 Series E	Aa1/AA+/AA+	1,604,965
765,000	5.000%, 06/01/33 Series E	Aa1/AA+/AA+	1,033,400
1,125,000	5.000%, 06/01/34 Series E	Aa1/AA+/AA+	1,514,655

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,655,398
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,229,940
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,448,420
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,898,200
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,302,080

1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,486,664
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,553,226
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,232,500
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,780,240
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	2,001,225
1,680,000	5.000%, 05/01/34 Series N	Aa1/AA+/AA+	2,233,627

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,217,400
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,865,130
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,557,286
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,972,000
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,508,171
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,599,663
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,645,306

	State of Oregon Veteran’s Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	456,300
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	2,011,640

	Total State		59,413,395

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,361,100

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,295,227

	Total Transportation		7,656,327

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,085,186

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	Aa3/NR/NR	1,317,968

	Total Water & Sewer		2,403,154

	Total General Obligation Bonds		368,320,690

	Revenue Bonds (29.2%)

	City & County (2.0%)

	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	267,162
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	660,650
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	526,768

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	566,243

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	2,944,215
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,440,547

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	Aa3/NR/NR	1,745,328
1,830,000	5.000%, 06/15/23 Series B	Aa3/NR/NR	1,992,358

	Total City & County		13,143,271

	Electric (1.9%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,571,785
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,982,491

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,690,720

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Proj 2019 B Green Bond
500,000	5.000%, 11/01/32 144A	A3/NR/NR	618,940
1,000,000	5.000%, 11/01/33 144A	A3/NR/NR	1,227,280
500,000	5.000%, 11/01/34 144A	A3/NR/NR	609,850

	Total Electric		12,701,066

	Higher Education (1.0%)

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa2/NR/NR	1,258,364
1,000,000	5.000%, 10/01/23 Series A	Baa2/NR/NR	1,092,690
1,220,000	5.000%, 10/01/31 Series A 2010	Baa2/NR/NR	1,228,101

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	629,655
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,345,486

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A-/NR	1,001,850

	Total Higher Education		6,556,146

	Hospital (3.0%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,044,100

	Oregon Health Sciences University
4,485,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	4,354,352
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,174,320
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	666,650
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	331,178
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,538,900
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,204,690
	Total Hospital		19,314,190

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,398,098

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	Aa3/NR/NR	1,449,520

	State of Oregon Housing and Community Services
810,000	1.800%, 01/01/23	Aa2/NR/NR	830,323

	Total Housing		3,677,941

	Lottery (4.1%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,050,434
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,637,020
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,310,160
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,855,356
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,622,490
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,171,060
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	5,060,960
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	6,041,400
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,820,600
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,201,510

	Total Lottery		26,770,990

	Sales Tax (0.1%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	940,538

	Transportation (5.3%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,236,394
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,461,360

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
1,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	1,316,760

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,010,255
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,187,350
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,827,561

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,409,331
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,539,440

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,230,600
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,384,330
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,077,004
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,990,056
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,279,620

	Total Transportation		34,950,061

	Water and Sewer (11.2%)

	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,347,450

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	AA2/AA/NR	859,715

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,844,262

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,966,564

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	143,412
450,000	5.000%, 08/01/29	Aa2/AA/AA+	559,062

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,086,680

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	2,171,698
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	2,261,732

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	790,837

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,791,083
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	4,228,525

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	6,466,164
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	8,443,380
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,383,200
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,431,420
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,429,260

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa1/NR/NR	3,504,477
2,000,000	5.000%, 05/01/32 Series A	Aa1/NR/NR	2,675,560
2,000,000	5.000%, 05/01/33 Series A	Aa1/NR/NR	2,647,580

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,256,180

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,245,535

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,031,260

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,806,033

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,055,278
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,566,255
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,963,316
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,847,690

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	1,123,430

	Total Water and Sewer		72,927,038

	Total Revenue Bonds		190,981,241

	Pre-Refunded\ Escrowed to Maturity Bonds (11.6%)††

	Pre-Refunded General Obligation Bonds (5.4%)

	Higher Education (0.4%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,461,137

	School District (3.4%)

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 MAC Insured	NR/AA/NR	517,959

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,591,072

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,947,395
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,438,300
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,669,716
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,543,240
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,543,240
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,179,093

	Total School District		22,430,015

	Special District (0.4%)

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,277,484
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,210,248

	Total Special District		2,487,732

	State (1.2%)

	State of Oregon
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,118,920
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,169,595
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,543,382
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,191,619

	Total State		8,023,516

	Total Pre-Refunded General Obligation Bonds		35,402,400

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (6.2%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,510,684

	Electric (0.3%)

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,102,680

	Higher Education (0.9%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,061,700
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,175,770

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	NR/AA-/NR	1,500,000

	Total Higher Education		5,737,470

	Hospital (0.8%)

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20 ETM	NR/BBB+/NR	1,515,165
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,020,840
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,537,708

	Total Hospital		5,073,713

	Lottery (1.0%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,516,539

	Transportation (2.6%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,002,019
625,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	693,831
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,150,160

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,782,629
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,681,631
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,173,820

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,483,234
	Total Transportation		16,967,324

	Water and Sewer (0.2%)

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,302,163

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		40,210,573

	Total Pre-Refunded\ Escrowed to Maturity Bonds		75,612,973

	Total Municipal Bonds (cost $596,897,963)		634,914,904

Shares	Short-Term Investment (2.5%)

16,581,574	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $16,581,574)	Aaa-mf/AAAm/NR	16,581,574

	Total Investments (cost $613,479,537- note b)	99.6%	651,496,478
	Other assets less liabilities	0.4	2,490,450
	Net Assets	100.0%	$653,986,928

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P	16.1%
Pre-refunded bonds\ ETM bonds††	11.9
Aa of Moody’s or AA of S&P or Fitch	68.3
A of Moody’s or S&P	3.1
Baa of Moody’s or BBB of S&P	0.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

See accompanying notes to financial statements.

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

 NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $613,479,537 amounted to $38,016,941, which consisted of aggregate gross unrealized appreciation of $38,023,072 and aggregate gross unrealized depreciation of $6,131.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$16,581,574
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	634,914,904
Level 3 – Significant Unobservable Inputs	–
Total	$651,496,478
+ See schedule of investments for a detailed listing of securities.